Equity instruments - Changes in financial assets at FVTOCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Beginning balance, FVTOCI	$ 236,980
Valuation adjustments, FVTOCI	3,565	$ 4,108	$ (1,226)
Amounts reclassified to the consolidated income statement, FVTOCI	(843)	(189)	69
Ending balance, FVTOCI	356,089	236,980
Equity instruments.
Financial instruments
Beginning balance, FVTOCI	642	535	795
Recognition of own equity instruments held for future equity-settled share-based payments			(247)
Valuation adjustments, FVTOCI	126	107	(13)
Ending balance, FVTOCI	768	642	$ 535
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Valuation adjustments, FVTOCI	$ 126	$ 107